United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Six months ended 05/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2015
Emerging Markets Fixed Income Core Fund

A Portfolio of Federated Core Trust II, L.P.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2015, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Mexico	11.0%
Brazil	10.9%
China	7.0%
Turkey	6.2%
Russia	5.0%
Argentina	3.6%
Indonesia	3.1%
Colombia	2.9%
United Arab Emirates	2.7%
Peru	2.5%
Kazakhstan	2.4%
Chile	2.2%
India	1.9%
Kenya	1.9%
Venezuela	1.7%
Croatia	1.6%
Hungary	1.4%
Iraq	1.2%
Philippines	1.2%
Thailand	1.2%
Ghana	1.1%
Morocco	1.1%
Other[2]	20.1%
Derivatives[3,4]	(0.0)%
Other Security Type[4,5]	0.0%
Cash Equivalents[6]	4.4%
Other Assets and Liabilities—Net[7]	1.7%
TOTAL	100%
1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's head office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Other Security Type consists of purchased call swaptions.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statements of Assets and Liabilities for information regarding the Fund's foreign cash position.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2015 (unaudited)
Principal, Notional, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—65.2%
		Aerospace & Defense—0.4%
$3,283,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	$3,529,225
		Automotive—1.1%
6,250,000	[1,2]	Metalsa SA De CV, Series 144A, 4.90%, 4/24/2023	6,062,500
4,000,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	4,238,800
		TOTAL	10,301,300
		Banking—11.7%
450,000		BBVA Banco Continental, Series REGS, 5.00%, 8/26/2022	481,500
2,030,000	[1,2]	BBVA Colombia SA, Sub., Series 144A, 4.875%, 4/21/2025	2,050,300
2,077,000		BBVA Paraguay SA, Series REGS, 9.75%, 2/11/2016	2,163,532
2,100,000		Banco Bradesco SA, Series REGS, 6.75%, 9/29/2019	2,383,500
920,000		Banco de Credito del Peru, Series REGS, 6.125%, 4/24/2027	1,002,800
4,000,000		Banco Do Brasil SA, Sub. Note, Series REGS, 5.875%, 1/19/2023	4,010,000
2,000,000	[1,2]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	2,239,586
900,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	907,520
250,000		Banco Reservas Rep Domin, Series REGS, 7.00%, 2/1/2023	252,089
2,630,000	[1,2]	Bank of China Ltd., Series 144A, 5.00%, 11/13/2024	2,733,677
4,600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	4,781,337
3,610,000		Burgan Finance No.1 Ltd., Series REGS, 7.875%, 9/29/2020	4,215,758
7,030,000	[1,2]	Corpbanca, Series 144A, 3.875%, 9/22/2019	7,155,064
7,292,000	[1,2]	Export Credit Bank of Turkey, Series 144A, 5.00%, 9/23/2021	7,410,437
3,400,000	[1,2]	Finansbank AS, Series 144A, 6.25%, 4/30/2019	3,483,300
3,500,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	3,622,500
200,000		ICICI Bank Ltd., Series REGS, 5.75%, 11/16/2020	224,682
2,000,000	[1,2]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,246,822
4,600,000		Industrial and Commercial Bank of China, Ltd., Jr. Sub. Note, Series REGS, 6.00%, 12/29/2049	4,833,450
3,050,000	[1,2]	Industrial and Commercial Bank of China, Ltd., Series 144A, 6.00%, 12/31/2049	3,204,787
2,355,000	[1,2]	RSHB Capital S.A., Series 144A, 5.10%, 7/25/2018	2,303,896
4,400,000		Sibur Securities Ltd., Series REGS, 3.914%, 1/31/2018	4,154,964
2,000,000	[1,2]	Turkiye Garanti Bankasi AS, Series 144A, 5.25%, 9/13/2022	2,052,000
7,700,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.75%, 2/11/2021	7,659,652
5,145,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.00%, 6/25/2021	5,179,060
6,000,000	[1,2]	Turkiye Is Bankasi (Isbank), Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2020	6,108,360
10,350,000		VTB Bank OJSC, Series REGS, 6.25%, 6/30/2035	9,934,758
4,110,000	[1,2]	VTB Capital SA, Series 144A, 6.95%, 10/17/2022	3,912,720
1,560,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	1,451,736
1,515,000		Vnesheconombank (VEB), Series REGS, 6.025%, 7/5/2022	1,443,037
2,600,000	[1,2]	Vnesheconombank (VEB), Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	2,603,760
5,200,000		Vnesheconombank (VEB), Sr. Unsecd. Note, Series REGS, 6.902%, 7/9/2020	5,226,000
		TOTAL	111,432,584
		Beverage & Tobacco—0.3%
400,000	[1,2]	Ajecorp BV, Series 144A, 6.50%, 5/14/2022	286,000
3,400,000		Ajecorp BV, Series REGS, 6.50%, 5/14/2022	2,431,000
		TOTAL	2,717,000
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Broadcast Radio & TV—0.5%
$3,800,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	$5,230,624
		Building & Development—0.1%
1,500,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	1,395,000
		Building Materials—1.1%
6,745,000		Cemex SAB de CV, Series REGS, 5.273%, 9/30/2015	6,782,705
4,160,000	[1,2]	Magnesita Refractories Co., Sr. Unsecd. Note, Series 144A, 7.875%, 3/30/2020	4,108,000
		TOTAL	10,890,705
		Chemicals & Plastics—2.4%
3,500,000		Alfa SA, Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	3,762,500
4,000,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 4.50%, 10/22/2025	3,920,000
4,875,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 4/25/2024	5,216,250
1,200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	1,309,740
1,350,000		Mexichem SA de CV, Sr. Unsecd. Note, Series REGS, 5.875%, 9/17/2044	1,316,925
2,700,000		Nitrogenmuvek ZRT, Series REGS, 7.875%, 5/21/2020	2,591,460
4,750,000		Sociedad Quimica Y Minera de Chile SA, Sr. Unsecd. Note, Series REGS, 5.50%, 4/21/2020	5,112,406
		TOTAL	23,229,281
		Conglomerates—0.3%
3,000,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 5/29/2049	3,197,640
		Consumer Cyclical - Services—0.3%
2,915,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 3.125%, 11/28/2021	2,921,658
		Consumer Products—0.5%
1,500,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	1,442,460
3,250,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 5/10/2043	3,128,580
		TOTAL	4,571,040
		Farming & Agriculture—1.0%
4,840,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	4,343,900
6,150,000		Kazagro Natl Mgmt Hldng., Series REGS, 4.625%, 5/24/2023	5,519,625
		TOTAL	9,863,525
		Finance—1.3%
2,525,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 4/29/2020	2,572,975
1,000,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	1,066,000
500,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	543,125
5,400,000		MAF Global Securities, 7.125%, 10/29/2049	5,859,864
2,000,000		Suam Finance BV, Sr. Unsecd. Note, Series REGS, 4.875%, 4/17/2024	2,084,800
		TOTAL	12,126,764
		Financial Intermediaries—1.4%
4,400,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	4,653,000
2,700,000	[1,2]	Banco Santander, S.A., Series 144A, 4.125%, 11/9/2022	2,757,375
1,700,000	[1,2]	Investcorp SA, Series 144A, 8.25%, 11/1/2017	1,836,921
4,000,000		Trust F/1401, Series REGS, 5.25%, 12/15/2024	4,250,000
		TOTAL	13,497,296
		Food Products—1.5%
3,000,000		BRF-Brasil Foods SA, Series REGS, 3.95%, 5/22/2023	2,901,000
2,400,000		JBS Finance II Ltd., Sr. Unsecd. Note, Series REGS, 8.25%, 1/29/2018	2,505,840
4,000,000	[1,2]	JBS Investments GmbH, Series 144A, 7.75%, 10/28/2020	4,460,000
3,430,000	[1,2]	JBS USA LLC/JBS USA Finance, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 6/15/2025	3,472,875
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Food Products—continued
$1,250,000	[1,2]	Minerva Luxembourg SA, Series 144A, 7.75%, 1/31/2023	$1,292,188
		TOTAL	14,631,903
		Forest Products—0.4%
2,500,000		Celulosa Arauco y Constitucion SA, Unsecd. Note, 4.50%, 8/1/2024	2,610,457
1,525,000	[1,2]	Klabin Finance SA, Series 144A, 5.25%, 7/16/2024	1,524,238
		TOTAL	4,134,695
		Government Agency—0.5%
4,500,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.50%, 7/12/2020	4,763,250
		Metals & Mining—5.6%
5,200,000		Abja Investment Co., 5.95%, 7/31/2024	5,277,574
1,658,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	1,609,750
3,480,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	3,813,071
7,700,000		China Hongqiao Group, Series REGS, 7.625%, 6/26/2017	7,933,841
2,600,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	2,560,870
4,750,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.50%, 4/22/2020	4,381,875
1,800,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 4/16/2044	1,731,600
4,000,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 7.25%, 10/20/2017	4,370,000
2,240,000	[1,2]	Petra Diamonds US Treasury PLC, Series 144A, 8.25%, 5/31/2020	2,301,600
6,602,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 4/29/2020	6,370,930
4,350,000	[1,2]	Samarco Mineracao SA, Series 144A, 4.125%, 11/1/2022	4,078,125
1,100,000	[1,2]	Samarco Mineracao SA, Series 144A, 5.75%, 10/24/2023	1,108,250
610,000		Samarco Mineracao SA, Series REGS, 4.125%, 11/1/2022	571,875
2,600,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	2,550,652
4,500,000		Vale Overseas Ltd., 4.375%, 1/11/2022	4,433,535
		TOTAL	53,093,548
		Oil & Gas—19.3%
1,400,000	[1]	Afren PLC, Series 144A, 6.625%, 12/9/2020	623,000
1,230,000	[3,4]	Afren PLC, Series REGS, 10.25%, 4/8/2019	547,350
2,300,000	[3,4]	Afren PLC, Series REGS, 11.50%, 2/1/2016	1,058,000
9,600,000		CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	10,099,411
900,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	968,275
1,370,000	[1,2]	Gazprom Neft OAO, Series 144A, 6.00%, 11/27/2023	1,308,350
3,000,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 4/9/2021	3,132,540
3,800,000		Kazmunaygas National Co., Series REGS, 4.40%, 4/30/2023	3,492,200
3,000,000		Kazmunaygas National Co., Unsecd. Note, Series REGS, 6.00%, 11/7/2044	2,573,250
1,500,000		Mie Holdings Corp., Series EMTN, 6.875%, 2/6/2018	1,245,000
930,100		Odebrecht Offshore Drilling Finance Ltd., Series REGS, 6.75%, 10/1/2022	842,857
751,000		Odebrecht Oil & Finance, Sr. Unsecd. Note, Series REGS, 7.00%, 12/29/2049	548,230
9,300,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875%, 12/29/2049	9,439,500
3,900,000		Pacific Rubiales Energy Corp., Sr. Unsecd. Note, Series REGS, 5.625%, 1/19/2025	3,139,500
8,350,000	[1,2]	Pacific Rubiales, Series 144A, 5.625%, 1/19/2025	6,721,750
3,500,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 6/15/2038	3,867,500
9,000,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	8,416,890
10,900,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	9,755,500
10,900,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.625%, 5/20/2043	9,028,579
1,550,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	1,672,140
10,400,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.75%, 1/20/2020	10,414,560
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$10,000,000		Petroleos de Venezuela, SA, Sr. Unsecd. Note, 5.25%, 4/12/2017	$5,445,000
4,650,000		Petroleos Mexicanos, 5.50%, 6/27/2044	4,552,350
1,600,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,768,000
20,600,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 4.50%, 1/23/2026	20,703,000
17,200,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series REGS, 5.625%, 1/23/2046	17,051,220
7,000,000	[1,2]	Petroleos Mexicanos, Unsecd. Note, Series 144A, 4.25%, 1/15/2025	6,979,000
5,700,000	[1,2]	Petronas Capital Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/18/2045	5,809,360
4,000,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	4,180,000
2,000,000		Puma International Financing SA, Series REGS, 6.75%, 2/1/2021	2,090,000
1,000,000		Qgog Constellation SA, Series REGS, 6.25%, 11/9/2019	816,250
4,300,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 2/10/2045	4,059,888
2,500,000		Reliance Industries Ltd., Sr. Unsecd. Note, Series REGS, 4.875%, 2/10/2045	2,360,400
3,500,000	[1,2]	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series 144A, 3.25%, 4/28/2025	3,455,238
2,600,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	2,507,661
10,300,000		Tupras Turkiye Petrol Rafinerileri AS, Series REGS, 4.125%, 5/2/2018	10,409,180
2,000,000	[1,2]	YPF Sociedad Anonima, Series 144A, 8.75%, 4/4/2024	2,070,000
920,000		YPF Sociedad Anonima, Series REGS, 8.75%, 4/4/2024	952,200
		TOTAL	184,103,129
		Railroad—0.1%
500,000		Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	489,950
		Real Estate—3.3%
4,300,000		China Oversea Fin Ky III, 6.375%, 10/29/2043	4,793,021
9,300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, 3.95%, 11/15/2022	9,277,717
4,000,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	4,165,000
1,550,000		Dubai Holding Comm Op, Series EMTN, 6.00%, 2/1/2017	2,437,959
200,000		Franshion Brilliant Ltd., 5.375%, 10/17/2018	211,021
4,800,000		Franshion Brilliant Ltd., 5.75%, 3/19/2019	5,148,000
4,900,000		Wanda Properties Oversea, Sr. Unsecd. Note, 4.875%, 11/21/2018	5,069,275
		TOTAL	31,101,993
		Retailers—0.5%
4,956,000	[1,2]	InRetail Consumer, Sr. Unsecd. Note, Series 144A, 5.25%, 10/10/2021	5,166,630
		State/Provincial—2.5%
7,615,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	7,938,637
15,200,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	15,428,000
		TOTAL	23,366,637
		Telecommunications & Cellular—3.1%
2,150,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.35%, 5/20/2024	2,362,850
2,230,000		Bharti Airtel International Netherlands BV, Series REGS, 5.125%, 3/11/2023	2,417,496
2,300,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, Series REGS, 5.375%, 9/27/2022	2,340,250
2,300,000	[1,2]	Colombia Telecomunicaciones SA ESP, Sub. Note, Series 144A, 8.50%, 12/29/2049	2,434,550
6,050,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	5,989,500
3,000,000		MTS International Funding Ltd., Series REGS, 8.625%, 6/22/2020	3,318,744
1,715,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,897,216
3,756,000		Oi S.A., Series REGS, 5.75%, 2/10/2022	3,324,060
1,850,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.25%, 2/21/2023	1,833,720
200,000		Qtel International Finance Ltd., Series REGS, 3.25%, 2/21/2023	198,240
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$2,650,000		Vivacom, Series REGS, 6.625%, 11/15/2018	$2,975,981
		TOTAL	29,092,607
		Transportation—1.2%
2,100,000	[1,2]	DP World Ltd., Series 144A, 6.85%, 7/2/2037	2,412,749
1,400,000	[1,2]	DP World Ltd., Sr. Unsecd. Note, Series 144A, 3.25%, 5/18/2020	1,394,750
4,460,000	[1,2]	Global Liman Isletmeleri SA, Sr. Unsecd. Note, Series 144A, 8.125%, 11/14/2021	4,259,300
3,500,000	[1,2]	Topaz Marine SA, Series 144A, 8.625%, 11/1/2018	3,482,500
		TOTAL	11,549,299
		Utilities—4.8%
3,900,000		Bulgarian Energy Holding EAD, 4.25%, 11/7/2018	4,289,795
900,000	[1,2]	ContourGlobal Power Holdings SA, Series 144A, 7.125%, 6/1/2019	942,750
6,050,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	6,503,750
2,620,000	[1,2]	Empresa Electrica Angamo, Series 144A, 4.875%, 5/25/2029	2,652,262
3,260,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	3,500,425
4,200,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	4,793,250
4,000,000		Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series REGS, 6.70%, 2/10/2017	4,285,000
1,300,000	[1,2]	Kosmos Energy Ltd., Series 144A, 7.875%, 8/1/2021	1,283,750
3,950,000		Kuwait Energy Co., Sr. Unsecd. Note, Series REGS, 9.50%, 8/4/2019	3,896,675
1,100,000	[1,2]	Lamar Funding Ltd., Series 144A, 3.958%, 5/7/2025	1,105,500
200,000		Majapahit Holding BV, Series REGS, 7.875%, 6/29/2037	241,000
9,000,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	12,082,500
		TOTAL	45,576,657
		TOTAL CORPORATE BONDS (IDENTIFIED COST $623,322,824)	621,973,940
		FLOATING RATE LOAN—0.0%
1,519,811	[5]	Carolbrl, 0.275%, 12/31/2017 (IDENTIFIED COST $1,496,867)	305,482
		FOREIGN GOVERNMENTS/AGENCIES—28.7%
		Banking—0.3%
3,035,000		African Export-Import Bank, 5.75%, 7/27/2016	3,171,696
		Government Agency—0.3%
2,300,000	[1,2]	Banque Centrale de Tunisie, Series 144A, 5.75%, 1/30/2025	2,371,875
		Sovereign—28.1%
2,860,158		Argentina, Government of, Note, Series $DSC, 8.28%, 12/31/2033	2,853,007
6,393,293		Argentina, Government of, Note, Series NY, 8.28%, 12/31/2033	6,249,444
751,000		Armenia, Government of, 6.00%, 9/30/2020	747,996
1,353,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	1,347,588
6,200,000	[1,2]	Armenia, Government of, Unsecd. Note, Series 144A, 7.15%, 3/26/2025	6,378,374
5,600,000		Azerbaijan, Government of, Sr. Unsecd. Note, 4.75%, 3/18/2024	5,773,600
3,850,000		Bahrain, Government of, 5.50%, 3/31/2020	4,196,500
2,220,000	[1,2]	Bahrain, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/19/2044	2,153,400
1,000,000		Belarus, Government of, Sr. Unsecd. Note, 8.95%, 1/26/2018	953,500
965,000	[1,2]	Bolivia, Government of, Series 144A, 4.875%, 10/29/2022	969,825
7,500,000		Brazil, Government of, Sr. Unsecd. Note, 2.625%, 1/5/2023	6,787,500
10,000,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	10,150,000
2,425,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	2,563,225
1,050,000		Costa Rica, Government of, 4.25%, 1/26/2023	979,125
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
1,500,000	[1,2]	Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	$1,398,750
5,400,000		Croatia, Government of, 6.00%, 1/26/2024	5,845,500
5,100,000	[1,2]	Croatia, Government of, Series 144A, 6.00%, 1/26/2024	5,520,750
3,500,000		Croatia, Government of, Note, 6.625%, 7/14/2020	3,876,250
550,000		Croatia, Government of, Sr. Unsecd. Note, 6.25%, 4/27/2017	582,661
1,200,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	1,257,000
1,700,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.50%, 1/27/2025	1,725,500
1,700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,904,000
6,200,000		Dubai, Government of, 5.25%, 1/30/2043	5,795,450
6,000,000		Egypt, Government of, Note, 6.875%, 4/30/2040	6,135,000
5,760,000	[1,2]	El Salvador, Government of, Series 144A, 6.375%, 1/18/2027	5,709,600
1,630,000		El Salvador, Government of, Sr. Unsecd. Note, 5.875%, 1/30/2025	1,577,025
2,000,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	2,106,000
5,150,000		Ghana, Government of, 7.875%, 8/7/2023	4,850,425
626,000		Ghana, Government of, Unsecd. Note, 8.125%, 1/18/2026	591,570
3,480,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	3,593,100
700,000		Honduras, Government of, 8.75%, 12/16/2020	794,500
1,902,000		Hungary, Government of, 4.125%, 2/19/2018	1,989,968
1,970,000		Hungary, Government of, 5.75%, 11/22/2023	2,238,661
750,000		Hungary, Government of, 6.375%, 3/29/2021	866,250
5,200,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	5,905,744
2,790,000	[1,2]	Indonesia, Government of, Series 144A, 3.375%, 4/15/2023	2,688,863
6,600,000		Indonesia, Government of, 5.375%, 10/17/2023	7,235,250
2,810,000		Indonesia, Government of, 6.875%, 1/17/2018	3,168,275
5,300,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 11.625%, 3/4/2019	7,015,875
1,500,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.35%, 9/10/2024	1,494,375
13,800,000		Iraq, Government of, Bond, 5.80%, 1/15/2028	11,400,456
2,800,000	[1,2]	Ivory Coast, Republic of, Series 144A, 5.375%, 7/23/2024	2,670,500
3,000,000		Ivory Coast, Republic of, Sr. Unsecd. Note, 5.375%, 7/23/2024	2,861,250
2,500,000	[1,2]	Ivory Coast, Republic of, Unsecd. Note, Series 144A, 6.375%, 3/3/2028	2,500,000
3,200,000		Kazakhstan, Government of, 4.875%, 10/14/2044	2,864,000
1,100,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,163,250
1,850,000	[1,2]	Kenya, Government of, Series 144A, 5.875%, 6/24/2019	1,911,050
2,600,000		Kenya, Government of, 6.875%, 6/24/2024	2,721,550
13,630,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	14,267,202
1,500,000		Malaysia, Government of, Series REGS, 4.646%, 7/6/2021	1,671,450
1,500,000		Mozambique, Government of, Sr. Unsecd. Note, Series REGS, 6.305%, 9/11/2020	1,440,240
1,500,000		Nigeria, Government of, Sr. Unsecd. Note, 6.375%, 7/12/2023	1,535,625
1,800,000	[1,2]	Pakistan, Government of, Series 144A, 7.25%, 4/15/2019	1,883,727
200,000		Pakistan, Government of, Sr. Unsecd. Note, 8.25%, 4/15/2024	216,000
3,700,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	3,806,375
1,300,000	[1,2]	Paraguay, Government of, Series 144A, 4.625%, 1/25/2023	1,332,500
400,000		Paraguay, Government of, 4.625%, 1/25/2023	410,000
4,100,000	[1,2]	Paraguay, Government of, Series 144A, 6.10%, 8/11/2044	4,407,500
25,600,000	[1,2]	Peru, Government of, Sr. Unsecd. Note, Series 144A, 5.70%, 8/12/2024	7,872,529
3,100,000	[1,2]	Qatar, Government of, Series 144A, 6.40%, 1/20/2040	4,138,500
4,200,000		Romania, Government of, 4.375%, 8/22/2023	4,438,182
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$3,300,000	[1,2]	Senegal, Government of, Unsecd. Note, Series 144A, 6.25%, 7/30/2024	$3,234,000
1,315,000	[1,2]	Serbia, Government of, Series 144A, 5.875%, 12/3/2018	1,393,900
4,000,000	[1,2]	Sri Lanka, Government of, Series 144A, 6.00%, 1/14/2019	4,095,000
4,750,000		Sri Lanka, Government of, Sr. Unsecd. Note, 6.00%, 1/14/2019	4,862,812
6,100,000		Turkey, Government of, 3.25%, 3/23/2023	5,741,625
8,775,000		Turkey, Government of, Sr. Unsecd. Note, 4.25%, 4/14/2026	8,513,505
8,750,000		Ukraine, Government of, Sr. Unsecd. Note, 7.50%, 4/17/2023	4,385,938
9,240,000		United Mexican States, Note, 6.05%, 1/11/2040	10,995,600
17,620,000		Venezuela, Government of, 7.00%, 3/31/2038	6,528,210
8,200,000		Venezuela, Government of, 9.375%, 1/13/2034	3,292,300
850,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	327,250
2,000,000		Venezuela, Government of, Sr. Unsecd. Note, 6.00%, 12/9/2020	795,000
		TOTAL	267,646,452
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $272,394,094)	273,190,023
		PURCHASED CALL SWAPTIONS—0.0%
54,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay $2.90, Expiration Date 7/6/2015	5
93,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay $3.00, Expiration Date 7/6/2015	84
25,000,000		Barclays Capital, Inc., Upon exercise, receive floating 3 month LIBOR, pay $2.80, Expiration Date 8/11/2015	1,433
25,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay $2.80, Expiration Date 10/8/2015	11,900
		TOTAL PURCHASED CALL SWAPTIONS (IDENTIFIED COST $1,118,098)	13,422
		INVESTMENT COMPANY—4.4%
41,644,709	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10% (AT NET ASSET VALUE)	41,644,709
		TOTAL INVESTMENTS—98.3% (IDENTIFIED COST $939,976,592)[8]	937,127,576
		OTHER ASSETS AND LIABILITIES - NET—1.7%[9]	15,909,190
		TOTAL NET ASSETS—100%	$953,036,766
At May 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Treasury Long Bond Futures (Long)	334	$51,978,750	September 2015	$312,827
[4]United States Treasury Notes 10-Year Futures (Short)	186	$23,749,875	September 2015	$(92,768)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$220,059
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/3/2015	Citibank N.A.	26,450,000 PEN	$8,370,783	$7,500
6/4/2015	JPMorgan Chase	24,172,000 TRY	$9,303,006	$(232,137)
6/4/2015	JPMorgan Chase	24,861,000 TRY	$9,425,972	$(96,546)
6/10/2015	Bank of America, N.A.	9,500,000,000 KRW	$8,460,237	$109,486
6/10/2015	Morgan Stanley Capital SE	269,000,000 TWD	$8,531,557	$232,960
6/15/2015	Morgan Stanley Capital SE	285,000,000 MXN	$18,660,992	$(171,245)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
6/23/2015	Barclays Bank PLC	60,100,000 CNY	$9,639,134	$44,278
6/23/2015	Barclays Bank PLC	90,000,000 CNY	$14,404,609	$96,340
6/23/2015	JPMorgan Chase	450,000 EUR	$487,991	$6,377
6/23/2015	JPMorgan Chase	2,546,000 EUR	$2,810,056	$(13,028)
6/23/2015	JPMorgan Chase	9,742,000 EUR	$10,662,217	$40,315
6/24/2015	Bank of America, N.A.	140,450,000 MXN	$9,305,947	$(200,137)
6/25/2015	Bank of America, N.A.	5,880,426,000 CLP	$9,303,000	$189,037
6/25/2015	JPMorgan Chase	123,302,000,000 IDR	$9,303,003	$(17,408)
6/25/2015	JPMorgan Chase	123,302,000,000 IDR	$9,296,690	$(11,095)
7/2/2015	BNP Paribas SA	478,076,000 RUB	$8,011,999	$1,010,856
7/6/2015	Citibank N.A.	26,100,000 EUR	$29,369,547	$(691,029)
7/7/2015	Bank of America, N.A.	167,604,000 INR	$2,657,007	$(51,119)
7/9/2015	Bank of America, N.A.	10,340,000,000 KRW	$9,449,826	$(130,379)
7/9/2015	Bank of America, N.A.	10,560,000,000 KRW	$9,696,079	$(178,346)
7/10/2015	BNP Paribas SA	1,144,500,000 JPY	$9,636,677	$(410,603)
8/5/2015	JPMorgan Chase	112,100,000 MXN	$7,322,318	$(76,308)
8/10/2015	JPMorgan Chase	11,800,000 CAD	$9,793,425	$(314,959)
2/3/2016	JPMorgan Chase	54,800,000 CNY	$8,625,846	$80,690
Contracts Sold:
6/3/2015	Citibank N.A.	26,450,000 PEN	$8,408,838	$30,555
6/4/2015	JPMorgan Chase	24,172,000 TRY	$9,195,070	$124,201
6/4/2015	JPMorgan Chase	24,861,000 TRY	$9,420,436	$91,010
6/10/2015	Morgan Stanley Capital SE	269,000,000 TWD	$8,508,619	$(255,898)
6/10/2015	Bank of America, N.A.	9,500,000,000 KRW	$8,514,834	$(54,889)
6/15/2015	Morgan Stanley Capital SE	285,000,000 MXN	$18,696,800	$207,053
6/23/2015	Barclays Bank PLC	150,100,000 CNY	$24,141,536	$(42,826)
6/23/2015	JPMorgan Chase	19,485,000 EUR	$21,188,671	$(217,491)
6/24/2015	Bank of America, N.A.	140,450,000 MXN	$9,331,916	$226,107
6/25/2015	Bank of America, N.A.	5,880,426,000 CLP	$9,539,952	$47,915
6/25/2015	JPMorgan Chase	123,302,000,000 IDR	$9,230,573	$(55,021)
6/25/2015	JPMorgan Chase	123,302,000,000 IDR	$9,372,302	$86,707
7/1/2015	Citibank N.A.	26,450,000 PEN	$8,330,709	$(13,048)
7/2/2015	BNP Paribas SA	200,000,000 RUB	$3,706,449	$(68,204)
7/2/2015	BNP Paribas SA	278,076,000 RUB	$5,146,696	$(101,506)
7/6/2015	Citibank N.A.	8,700,000 EUR	$9,751,047	$191,541
7/6/2015	Citibank N.A.	8,700,000 EUR	$9,772,971	$213,465
7/6/2015	Citibank N.A.	8,700,000 EUR	$9,792,172	$232,666
7/7/2015	Bank of America, N.A.	167,604,000 INR	$2,621,270	$15,382
7/9/2015	Bank of America, N.A.	20,900,000,000 KRW	$19,022,921	$185,739
7/10/2015	BNP Paribas SA	1,144,500,000 JPY	$9,519,627	$293,552
7/14/2015	Bank of America, N.A.	292,500,000 TWD	$9,364,195	$(167,140)
7/14/2015	Bank of America, N.A.	292,500,000 TWD	$9,546,968	$15,633
8/5/2015	JPMorgan Chase	112,100,000 MXN	$7,241,789	$(4,221)
8/10/2015	JPMorgan Chase	11,800,000 CAD	$9,697,807	$219,341
8/26/2015	Citibank N.A.	1,620,000 GBP	$2,536,920	$62,448
2/3/2016	JPMorgan Chase	54,800,000 CNY	$8,557,820	$(148,716)
4/5/2016	Bank of America, N.A.	59,995,000 CNY	$9,570,107	$75,996
4/5/2016	Bank of America, N.A.	60,400,000 CNY	$9,648,562	$90,361
4/5/2016	Bank of America, N.A.	121,000,000 CNY	$19,325,986	$177,933
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$682,145
Semi-Annual Shareholder Report

At May 31, 2015, the Fund had the following open swap contracts:
Interest Rate Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	3M US LIBOR	Receive	1.48%	4/8/2020	$100,000,000	$568,760	$568,760
Citigroup, Inc.	3M US LIBOR	Receive	2.48%	11/4/2024	$10,000,000	$(268,929)	$(268,929)
Citigroup, Inc.	3M US LIBOR	Receive	1.48%	2/9/2020	$33,000,000	$141,039	$141,039
TOTAL INTEREST RATE SWAPS						$440,870	$440,870

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2015[10]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital	Government of Venezuela	Buy	5.00%	3/20/2020	40.26%	$4,100,000	$2,449,392	$2,552,250	$(102,858)
Goldman Sachs	CDX Index EM Series 23	Buy	1.00%	6/20/2020	1.90%	$107,760,000	$9,321,003	$9,858,858	$(537,855)
Goldman Sachs	Government of Greece	Buy	1.00%	6/20/2020	20.45%	$2,400,000	$1,103,935	$1,248,000	$(144,065)
Bank of America	Government of Venezuela	Buy	5.00%	6/20/2020	39.19%	$9,775,000	$5,873,253	$5,681,719	$191,534
Barclays Capital	Government of Turkey	Sell	1.00%	6/20/2020	2.14%	$5,000,000	$(257,293)	$(258,493)	$1,200
Deutsche Bank	Government of Ukraine	Buy	5.00%	3/20/2020	34.21%	$4,375,000	$2,334,346	$2,778,125	$(443,779)
Barclays Capital	Government of Ukraine	Buy	5.00%	3/20/2020	34.21%	$2,750,000	$1,467,303	$1,362,750	$104,553
Goldman Sachs	Government of Ukraine	Buy	5.00%	3/20/2020	34.21%	$4,375,000	$2,334,346	$2,832,813	$(498,467)
TOTAL CREDIT DEFAULT SWAPS							$24,626,285	$26,056,022	$(1,429,737)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $339,384,716, which represented 35.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2015, these liquid restricted securities amounted to $338,761,716, which represented 35.5% of total net assets.
3	Issuer in default.
4	Non-income-producing security.
5	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
6	Affiliated holding.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $941,252,549.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$621,973,940	$—	$621,973,940
Floating Rate Loan	—	—	305,482	305,482
Foreign Governments/Agencies	—	273,190,023	—	273,190,023
Purchased Call Swaptions	—	13,422	—	13,422
Investment Company	41,644,709	—	—	41,644,709
TOTAL SECURITIES	$41,644,709	$895,177,385	$305,482	$937,127,576
OTHER FINANCIAL INSTRUMENTS*	$220,059	$25,749,300	$—	$25,969,359
*	Other financial instruments include futures contracts, foreign exchange contracts and swap contracts.
The following acronyms are used throughout this portfolio:
CAD	—Canadian Dollar
CLP	—Chilean Peso
CNY	—Yuan Renminbi
EUR	—Euro Currency
GBP	—British Pound
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
PEN	—Peruvian Nouveau Sol
RUB	—New Russian Ruble
TRY	—Turkish Lira
TWD	—New Taiwan Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$35.41	$33.20	$34.73	$29.27	$27.40	$24.04
Income From Investment Operations:
Net investment income[1]	0.98	1.96	1.88	1.91	1.88	1.90
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	(0.64)	0.25	(3.41)	3.55	(0.01)	1.46
TOTAL FROM INVESTMENT OPERATIONS	0.34	2.21	(1.53)	5.46	1.87	3.36
Net Asset Value, End of Period	$35.75	$35.41	$33.20	$34.73	$29.27	$27.40
Total Return[2]	0.96%	6.66%	(4.42)%	18.65%	6.82%	13.98%
Ratios to Average Net Assets:
Net expenses	0.06%[4]	0.04%	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Net investment income (loss)	5.63%[4]	5.61%	5.53%	5.99%	6.63%	7.41%
Expense waiver/reimbursement[5]	—	0.02%	0.06%	0.06%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$953,037	$1,045,464	$795,077	$764,886	$687,883	$698,514
Portfolio turnover	73%	124%	37%	19%	18%	23%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The Adviser reimbursed all operating expenses incurred by the Fund.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $41,644,709 of investment in an affiliated holding (Note 5) (identified cost $939,976,592)		$937,127,576
Cash denominated in foreign currencies (identified cost $100,145)		96,409
Restricted cash (Note 2)		947,275
Cash collateral on deposit at broker		1,627,798
Income receivable		13,336,953
Swaps, at value (premium paid $26,314,515)		25,593,377
Receivable for investments sold		1,080,700
Receivable for variation margin on centrally cleared swap contracts		120,840
Unrealized appreciation on foreign exchange contracts		4,405,444
Receivable for daily variation margin		216,176
Receivable for periodic payments from swap contracts		58,817
Bank loan receivable		27,281
TOTAL ASSETS		984,638,646
Liabilities:
Payable for investments purchased	$4,500,000
Payable for shares redeemed	21,903,600
Unrealized depreciation on foreign exchange contracts	3,723,299
Swaps, at value (premium received $258,493)	526,222
Payable for periodic payments to swap contracts	867,296
Payable for Directors'/Trustees' fees (Note 5)	1,928
Accrued expenses (Note 5)	79,535
TOTAL LIABILITIES		31,601,880
Net assets for 26,660,559 shares outstanding		$953,036,766
Net Assets Consist of:
Paid-in capital		$955,984,055
Net unrealized depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		(2,947,289)
TOTAL NET ASSETS		$953,036,766
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$953,036,766 ÷ 26,660,559 shares outstanding		$35.75
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Interest (including net of foreign taxes withheld of $15,782)		$26,219,234
Dividends received from an affiliated holding (Note 5)		13,582
TOTAL INCOME		26,232,816
Expenses:
Custodian fees	$133,159
Transfer agent fee	39,164
Directors'/Trustees' fees (Note 5)	6,290
Auditing fees	15,159
Legal fees	4,038
Portfolio accounting fees	83,090
Printing and postage	6,092
Taxes	125
Miscellaneous (Note 5)	7,016
TOTAL EXPENSES		294,133
Net investment income		25,938,683
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(12,377,123)
Net realized loss on futures contracts		(3,790,244)
Net realized loss on written options		(631,684)
Net realized loss on swap contracts		(4,950,752)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		85,483
Net change in unrealized depreciation of futures contracts		332,176
Net change in unrealized depreciation of written options		481,643
Net change in unrealized appreciation of swap contracts		(1,102,164)
Net realized and unrealized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions		(21,952,665)
Change in net assets resulting from operations		$3,986,018
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,938,683	$48,344,572
Net realized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	(21,749,803)	17,283,579
Net change in unrealized appreciation/depreciation of investments, futures contracts, written options, swap contracts and translation of assets and liabilities in foreign currency	(202,862)	(15,726,596)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,986,018	49,901,555
Share Transactions:
Contributions	189,375,154	494,723,551
Withdrawals	(285,787,996)	(294,238,307)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(96,412,842)	200,485,244
Change in net assets	(92,426,824)	250,386,799
Net Assets:
Beginning of period	1,045,463,590	795,076,791
End of period	$953,036,766	$1,045,463,590
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Emerging Markets Fixed Income Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust II, L.P. (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000, and offered only to registered investment companies and other accredited investors. The Trust consists of one portfolio. The Fund's primary investment objective is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Counseling (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gain, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund). As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund has reclassified $409,217,674 and $35,102,728 from undistributed net investment income and accumulated net realized gain on investments and foreign currency transactions, respectively, to paid-in capital during the six months ended May 31, 2015. The reclassification was to reflect, as an adjustment to paid-in capital, the cumulative amount of net investment income and net realized gains that have been allocated to the Fund's shareholders as of May 31, 2015, and had no impact to shareholders' capital.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into interest rate swap contracts to manage sector/asset class risk. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
The Fund uses credit default swaps to manage sector/asset class risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2015, is $140,535,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts are subject Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of interest rate swap contracts held by the Fund throughout the period was $245,284,139. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $103,113,571. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $51,916,259 and $135,219,129, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
Semi-Annual Shareholder Report

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $11,087,197 and $14,196,494, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at May 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/9/2020	11/26/2013	$1,399,500	$623,000
Option Contracts
The Fund buys or sells put and call options to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at November 30, 2014	75,000,000	$446,912
Contracts written	53,880,000	209,682
Contracts exercised	—	—
Contracts expired	—	—
Contracts bought back	(128,880,000)	(656,594)
Outstanding at May 31, 2015	—	$—
At May 31, 2015, the Fund had no outstanding written option contracts.
The average market value of purchased options held by the Fund throughout the period was $197,244. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average market value of written options held by the Fund throughout the period was $187,584. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$220,059*	—	$—
Interest rate contracts	Swaps, at value	709,799	Swaps, at value	268,929
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	4,405,444	Unrealized depreciation on foreign exchange contracts	3,723,299
Credit contracts	Swaps, at value	24,883,578	Swaps, at value	257,293
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$30,218,880		$4,249,521
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Purchased Swaption Contracts	Written Option Contracts	Written Swaption Contracts	Total
Interest rate contracts	$(3,981,018)	$(3,790,244)	$—	$(200,000)	$—	$(799,338)	$(8,770,600)
Foreign exchange contracts	—	—	13,051,224	—	167,654	—	13,218,878
Credit contracts	(969,734)	—	—	—	—	—	(969,734)
TOTAL	$(4,950,752)	$(3,790,244)	$13,051,224	$(200,000)	$167,654	$(799,338)	$3,478,544

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Purchased Swaption Contracts	Written Swaption Contracts	Total
Interest rate contracts	$593,183	$332,176	$—	$(312,784)	$481,643	$1,094,218
Foreign exchange contracts	—	—	(1,281,913)	—	—	(1,281,913)
Credit contracts	(1,695,347)	—	—	—	—	(1,695,347)
TOTAL	$(1,102,164)	$332,176	$(1,281,913)	$(312,784)	$481,643	$(1,883,042)
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2015, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (not less than $0)
Swap Contracts	$25,593,377	$—	$(440,870)	$25,152,507
Foreign Exchange Contracts	4,405,444	(3,197,880)	—	1,207,564
TOTAL	$29,998,821	$(3,197,880)	$(440,870)	$26,360,071
Semi-Annual Shareholder Report

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (not less than $0)
Swap Contracts	$526,222	$—	$—	$526,222
Foreign Exchange Contracts	3,723,299	(3,197,880)	—	525,419
TOTAL	$4,249,521	$(3,197,880)	$—	$1,051,641
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:
	Six Months Ended 5/31/2015	Year Ended 11/30/2014
Contributions	5,477,387	14,127,878
Withdrawals	(8,342,783)	(8,552,619)
TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS	(2,865,396)	5,575,259
4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $941,252,549. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contract and (d) swap contracts was $4,124,973. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,715,151 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,840,124.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS provides administrative personnel and services at no fee.
Interfund Transactions
During the six months ended May 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $9,680,207 and $5,822,525, respectively.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended May 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2014	66,749,383
Purchases/Additions	500,627,514
Sales/Reductions	(525,732,188)
Balance of Shares Held 5/31/2015	41,644,709
Value	$41,644,709
Dividend Income	$13,582
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015, were as follows:
Purchases	$642,873,573
Sales	$679,045,594
7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual	$1,000	$1,009.60	$0.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.63	$0.30
1	Expenses are equal to the Fund's annualized net expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Emerging Markets Fixed Income Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in
Semi-Annual Shareholder Report

the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Notes
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Notes
[PAGE INTENTIONALLY LEFT BLANK]

Emerging Markets Fixed Income Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409R102

31868 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust II, L.P.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015